INVESCO Small Cap Growth Fund
Fund Summaries - INVESCO SMALL CAP GROWTH FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INVESCO Small Cap Growth Fund	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INVESCO Small Cap Growth Fund		Class R5	Class R6
Management Fees		0.69%	0.69%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses	[1]	0.14%	0.06%
Total Annual Fund Operating Expenses	[1]	0.83%	0.75%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" for Class R6 shares are based on estimated amounts for the current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example INVESCO Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5	85	265	460	1,025
Class R6	77	240	417	930

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund invests primarily in equity securities of issuers that are considered by the Fund’s portfolio managers to have strong earnings growth.

      The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 30, 2011, the capitalization of companies in the Russell 2000® Index ranged from $16 million to $3.7 billion.

      The Fund may also invest up to 25% of its total assets in foreign securities.

      In selecting investments, the portfolio managers generally utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index which the portfolio managers believe represents the small cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis focused on identifying high quality, fundamentally sound issuers operating in an attractive industry; attractively valued securities given their growth potential over a one- to two-year horizon; and the “timeliness” of a purchase, respectively. The timeliness analysis includes a review of relative price strength, trading volume characteristics and trend analysis to look for signs of deterioration. If a stock shows signs of deterioration, it is generally not considered it as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or issuer fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

      Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

      Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

      Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

      Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

      Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Class R5 shares year-to-date (ended June 30, 2012): 9.19% Best Quarter (ended June 30, 2003): 20.94% Worst Quarter (ended December 31, 2008): -26.62%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns INVESCO Small Cap Growth Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class R5 shares:	(0.81%)		3.17%				5.26%		Mar. 15, 2002
Class R5 shares: Return After Taxes on Distributions	(1.07%)		2.63%				4.75%		Mar. 15, 2002
Class R5 shares: Return After Taxes on Distributions and Sale of Fund Shares	(0.18%)		2.65%				4.53%		Mar. 15, 2002
Class R6 shares:	(1.27%)	[1]	2.72%	[1]	4.24%	[1]		[1]	Sep. 24, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)		2.09%		4.48%
Lipper Small-Cap Growth Funds Index	(3.40%)		1.14%		3.65%
[1]	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is October 18, 1995.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.